Financial instruments - Noncontrolling interests subject to put provisions (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 13,196,942,000
Dividends paid to non-controlling interests, classified as financing activities	50,951,000	€ 80,119,000
Net income	51,154,000	€ 68,808,000
Ending balance	€ 13,246,113,000